SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 19:-   SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION

a.	General:

Commencing January 2008, the Company has two reportable segments: the Cellocator segment and the MRM segment.

Commencing December 2014, following the reorganization in Shagrir (see note 1b), the Company has three reportable segments: the Cellocator segment, the MRM segment and the RSA (road side assistant) segment. Segments reporting was retroactively adjusted to reflect those segments.

The Company applies ASC 280, "Segment Reporting Disclosures ". The Company evaluates performance and allocates resources based on operating profit or loss.

b.	The following presents segment results of operations for the year ended December 31, 2014:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$24,063	$55,911	$36,168	$(10,852)	$105,290

Segments operating profit (loss)	$3,859	$5,619	$(60)	$(2,871)	$6,547

Segments tangible and intangible assets	$8,679	$26,878	$22,038	$4,405	$62,000

Depreciation, amortization and impairment expenses	$349	$2,188	$2,230	$-	$4,767

Expenditure for assets	$165	$2,586	$1,706	$-	$4,457

The following presents segment results of operations for the year ended December 31, 2013:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$24,268	$46,309	$35,681	$(8,401)	$97,857

Segments operating profit	$3,065	$4,385	$505	$(1,909)	$6,046

Segments tangible and intangible assets	$9,494	$30,075	$27,069	$5,400	$72,038

Depreciation, amortization and impairment expenses	$291	$1,580	$2,178	$-	$4,049

Expenditure for assets	$135	$1,260	$3,268	$-	$4,663

The following presents segment results of operations for the year ended December 31, 2012:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$22,660	$35,985	$32,555	$(6,368)	$84,832

Segments operating profit	$1,731	$2,489	$526	$342	$5,088

Segments tangible and intangible assets	$12,522	$23,024	$25,068	$(571)	$60,043

Depreciation, amortization and impairment expenses	$561	$1,345	$3,640	$-	$5,546

Expenditure for assets	$156	$985	$2,892	$-	$4,033

c.	Summary information about geographical areas:

		Year ended December 31,
		2014	2013	2012
1.	Revenues *):

	Israel	$70,267	$68,735	$60,423
	Latin America	11,461	13,756	12,611
	Brazil	10,669	2,666	-
	Europe	5,891	8,928	10,289
	Other	7,002	3,772	1,509

		$105,290	$97,857	$84,832

*)	Revenues are attributed to geographic areas based on the location of the end-customers.

		December 31,
		2014	2013	2012

2.	Long-lived assets:

	Israel	$58,124	$68,832	$58,200
	Argentina	711	779	1,203
	Mexico	348	381	386
	Brazil	2,297	2,475	-
	South Africa	513	-	-
	Other	7	8	7

		$62,000	$72,475	$59,796

d.	In 2014, 2013 and 2012, none of our customer accounted above 10% of the Company's revenues.